Cover	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	AU OPTRONICS CORP
Entity Central Index Key	0001172494
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Address, Country	TW
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	9,499,245,115
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Benjamin Tseng
Entity Address, Address Line One	1 Li-Hsin Road 2
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu
Local Phone Number	886-3-500-8800